Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Liabilities [Line Items]
Total	S/ 1,690,063	S/ 2,380,438
Other current liabilities	1,056,764	1,961,043
Other non current liabilities	633,299	419,395
Bank Overdrafts [member]
Disclosure Of Other Financial Liabilities [Line Items]
Total	120	8,396
Other current liabilities	120	8,396
Bank loans [member]
Disclosure Of Other Financial Liabilities [Line Items]
Total	1,561,634	2,131,901
Other current liabilities	990,467	1,835,340
Other non current liabilities	571,167	296,561
Finance Leases Liabilities [member]
Disclosure Of Other Financial Liabilities [Line Items]
Total	128,309	240,141
Other current liabilities	66,177	117,307
Other non current liabilities	S/ 62,132	S/ 122,834